Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Inventories [Abstract]
Schedule of Inventories

	2019	2018
Finished products	1,253,145	1,209,975
Raw materials and packaging	253,063	215,813
Promotional material	82,228	95,168
Work in progress	27,346	21,984
Provision for losses	(185,232)	(178,268)

	1,430,550	1,364,672

Schedule of Changes In The Provision For Inventory Losses
The changes in the provision for inventory losses for the year ended December 31, 2019 are as follows:

Balance at December 31, 2017	(160,010)
Additions, net (a)	(180,084)
Write-offs (b)	157,341
Exchange Variation	4,485

Balance at December 31, 2018	(178,268)
Additions, net (a)	(147,140)
Write-offs (b)	136,431
Exchange Variation	3,745

Balance at December 31, 2019	(185,232)

(a)    Refer to the recognition of net provision for losses due to discontinuation, expiration and quality, to cover expected losses on the realization of inventories, pursuant to the Group’s policy.
(b)    Consist of write-offs of products discarded by the Group.